Goodwill and Intangible Assets Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Intangible Assets:
Gross Carrying Amount	$ 3,415		$ 3,164
Accumulated Amortization	(2,474)		(2,036)
Intangible assets, net	941		1,128
Aggregate amortization expense for intangible assets	424		433	337
Future intangible asset amortization
2014	326	[1]
2015	257	[1]
2016	133	[1]
2017	40	[1]
2018	24	[1]
Thereafter	6	[1]
Finite Lived Intangible Assets, Gross of Acquisition Preliminary Costs, Net	786	[1]
Customer Lists [Member]
Intangible Assets:
Gross Carrying Amount	1,653		1,644
Accumulated Amortization	(1,213)		(991)
Intangible assets, net	440		653
Weighted-Average Useful Life (Years)	5 years		5 years
Trademarks and Trade Names [Member]
Intangible Assets:
Gross Carrying Amount	780		743
Accumulated Amortization	(677)		(569)
Intangible assets, net	103		174
Weighted-Average Useful Life (Years)	5 years		5 years
Developed Technology
Intangible Assets:
Gross Carrying Amount	554		525
Accumulated Amortization	(401)		(322)
Intangible assets, net	153		203
Weighted-Average Useful Life (Years)	4 years		4 years
Braintree Intangibles [Member]
Intangible Assets:
Gross Carrying Amount	155	[2]
Accumulated Amortization	0	[2]
Intangible assets, net	155	[2]
Other Intangible Assets [Member]
Intangible Assets:
Gross Carrying Amount	273		252
Accumulated Amortization	(183)		(154)
Intangible assets, net	$ 90		$ 98
Weighted-Average Useful Life (Years)	4 years		4 years

[1]	Table excludes $155 million of expected future amortization of intangible assets related to the Braintree acquisition as we are still evaluating the fair value and the useful lives of these assets.
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjBhM2MyMDU1MzI3NzQ2MWViMzY5NTcwY2ZiYjlkMDBmfFRleHRTZWxlY3Rpb246NDcxOEMxQkYxQzgzRjFDN0E5MEI0MDUyOUU5NDBCRTkM}